COLLEGE RETIREMENT EQUITIES FUND
(CREF)

SUPPLEMENT NO. 7
dated March 24, 2009
to the May 1, 2008 Statement of Additional Information (SAI)

CHANGE TO THE AUDIT COMMITTEE FINANCIAL EXPERT

Effective February 10, 2009, Nancy A. Eckl, an incumbent trustee, replaced Maceo K. Sloan as the Audit Committee Financial Expert for the Audit and Compliance Committee of the Board of Trustees of CREF. Therefore, the last sentence of the first numbered paragraph under the section entitled “Board Committees” on page B-26 of CREF’s SAI is hereby revised in its entirety to read as follows: “Ms. Eckl has been designated the audit committee financial expert.”

CHANGES TO TRUSTEE INFORMATION

Certain biographical information for Bridget A. Macaskill and Maceo K. Sloan has been updated. Accordingly, the following information hereby replaces in its entirety the biographical information for Ms. Macaskill and Mr. Sloan contained in the list of trustees on pages B-22 through B-23 in CREF’s SAI:

DISINTERESTED TRUSTEES

Number of
		Term of	Principal	Portfolios in
Name,	Position(s)	Office and	Occupation(s)	Fund Complex
Address and	Held with	Length of	During	Overseen by	Other Directorships
Date of Birth	CREF	Time Served	Past 5 Years	by Trustee	Held by Trustees
Bridget A. Macaskill	Trustee	One-year term.	President and Chief	61	Director, Prudential plc, and International
c/o Office of the		Trustee since	Operating Officer, Arnhold		Advisory Board, British-American Business
Corporate Secretary		2003.	& S. Bleichroeder Advisers		Council.
730 Third Avenue			Inc. (since February 2009);
New York, NY 10017-3206			Principal and Founder BAM
DOB: 8/5/48			Consulting LLC (since
2003); and Independent
Consultant for Merrill Lynch
(since 2003). Formerly,
Chairman, Oppenheimer
Funds, Inc. (2000-2001);
and Chief Executive Officer
(1995-2001); President
(1991-2000); and Chief
Operating Officer (1989-
1995) of that firm.
Maceo K. Sloan	Chairman of	One-year term.	Chairman, President and	61	Director, SCANA Corporation (energy holding
c/o Office of the	the Board	Chairman since	Chief Executive Officer,		company).
Corporate Secretary	and Trustee	February 2009.	Sloan Financial Group, Inc.
730 Third Avenue		Trustee since	(since 1991); Chairman,
New York, NY 10017-3206		1991.	CEO and CIO, NCM Capital
DOB: 10/18/49			Management Group, Inc.
(since 1991); and
Chairman and Chief
Investment Officer, NCM
Capital Advisers Inc.
(since 2003).

NEW OFFICERS

Effective March 2, 2009, the Board of Trustees of CREF appointed Brandon Becker as Executive Vice President and Chief Legal Officer of CREF. In addition, Stephen Gruppo was recently appointed as Executive Vice President, Head of Risk Management of CREF. As a result of Mr. Becker’s recent appointment, Jonathan Feigelson no longer serves as an executive officer of CREF and his biographical information should be removed from the SAI. As a result of Mr. Gruppo’s recent appointment, Erwin W. Martens no longer serves as an executive officer of CREF and his biographical information should also be removed from the SAI. Consequently, the following information concerning Messrs. Becker and Gruppo should be added to, and the information regarding Messrs. Feigelson and Martens should be removed from, the list of officers beginning on page B-23 of CREF’s SAI:

OFFICERS

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	CREF	Time Served	Principal Occupation(s) During Past 5 Years
Brandon Becker	Executive Vice	One-year term.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF
TIAA-CREF	President and	Executive Vice President	Fund Complex (since March 2009). Formerly, Partner, Wilmer Cutler
730 Third Avenue	Chief Legal Officer	and Chief Legal Officer	Pickering Hale and Dorr LLP (1996-2009); Special Advisor to the Chairman
New York, NY 10017-3206		since March 2009.	for International Derivatives (1995-1996), Securities and Exchange
DOB: 3/19/54			Commission; and Director, Division of Market Regulation, Securities and
Exchange Commission (1993-1995).
Stephen Gruppo	Executive Vice	One-year term.	Executive Vice President, Head of Risk Management of TIAA and the
TIAA-CREF	President, Head of	Executive Vice	TIAA-CREF Fund Complex (since February 2009). Formerly, Senior
730 Third Avenue	Risk Management	President, Head of	Managing Director, Acting Head of Risk Management of TIAA and of the
New York, NY 10017-3206		Risk Management	TIAA-CREF Fund Complex (2008-2009); Senior Managing Director, Chief
DOB: 9/25/59		since February 2009.	Credit Risk Officer of TIAA and of the TIAA-CREF Fund Complex (2004-
2008); and Senior Vice President, Risk Management Department, Lehman
Brothers (1996-2004).

A11825 (3/09)